UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-06071

DWS Institutional Funds
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  12/31

Date of reporting period: 9/30/2011

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2011 (Unaudited)

DWS EAFE Equity Index Fund
	Shares	Value ($)
Common Stocks 97.7%
Australia 8.2%
AGL Energy Ltd.	13,656	187,260
Alumina Ltd.	73,512	102,786
Amcor Ltd.	37,039	243,723
AMP Ltd.	84,440	316,973
Asciano Group	84,899	116,858
ASX Ltd.	5,253	152,508
Australia & New Zealand Banking Group Ltd.	76,025	1,411,898
Bendigo & Adelaide Bank Ltd.	10,320	83,648
BGP Holdings PLC*	328,818	0
BHP Billiton Ltd.	93,898	3,119,762
BlueScope Steel Ltd.	53,052	36,604
Boral Ltd. (a)	21,365	71,077
Brambles Ltd.	42,588	262,747
Caltex Australia Ltd.	3,834	39,514
CFS Retail Property Trust (REIT)	55,801	93,595
Coca-Cola Amatil Ltd.	16,997	194,475
Cochlear Ltd.	1,792	79,628
Commonwealth Bank of Australia	45,595	1,982,492
Computershare Ltd.	12,660	90,147
Crown Ltd.	14,008	106,739
CSL Ltd.	15,471	441,301
Dexus Property Group (REIT)	142,534	112,425
Echo Entertainment Group Ltd.*	19,141	66,851
Fairfax Media Ltd. (a)	58,875	46,309
Fortescue Metals Group Ltd.	36,444	151,078
Foster's Group Ltd.	56,611	287,394
Goodman Group (REIT)	194,801	106,583
GPT Group (REIT)	51,246	153,149
Harvey Norman Holdings Ltd. (a)	16,119	33,132
Iluka Resources Ltd.	11,916	139,318
Incitec Pivot Ltd.	47,802	148,193
Insurance Australia Group Ltd.	61,715	178,450
Leighton Holdings Ltd.	4,377	76,733
Lend Lease Group	15,271	102,316
Lynas Corp., Ltd.*	47,819	48,326
Macarthur Coal Ltd.	4,388	67,133
Macquarie Group Ltd.	9,999	213,892
MAp Group	9,429	29,211
Metcash Ltd.	22,003	86,436
Mirvac Group (REIT)	99,901	109,003
National Australia Bank Ltd.	63,615	1,351,557
Newcrest Mining Ltd.	22,312	735,283
OneSteel Ltd.	44,733	52,466
Orica Ltd.	10,195	228,361
Origin Energy Ltd.	31,223	399,692
OZ Minerals Ltd.	9,393	83,587
Paladin Energy Ltd.*	21,041	24,090
Qantas Airways Ltd.*	32,839	43,968
QBE Insurance Group Ltd.	32,121	394,111
QR National Ltd.	48,335	146,111
Ramsay Health Care Ltd.	3,634	66,342
Rio Tinto Ltd.	12,842	751,868
Santos Ltd.	25,882	279,882
Sims Metal Management Ltd.	4,849	57,581
Sonic Healthcare Ltd.	10,392	113,713
SP AusNet	45,130	40,491
Stockland (REIT)	72,515	201,705
Suncorp Group Ltd.	36,920	280,719
TABCORP Holdings Ltd.	19,141	47,368
Tatts Group Ltd.	41,814	89,472
Telstra Corp., Ltd.	127,744	380,731
Toll Holdings Ltd.	18,918	79,330
Transurban Group (Units)	37,108	192,908
Wesfarmers Ltd.	29,525	892,182
Wesfarmers Ltd. (PPS)	4,199	128,974
Westfield Group (REIT) (Units)	65,427	484,405
Westfield Retail Trust (REIT)	83,511	193,726
Westpac Banking Corp.	88,180	1,694,826
Woodside Petroleum Ltd.	18,308	566,779
Woolworths Ltd.	35,450	847,075
WorleyParsons Ltd.	5,649	140,958

(Cost $13,781,732)		22,279,928
Austria 0.3%
Erste Group Bank AG (a)	5,555	141,591
Immofinanz AG* (a)	25,517	72,446
OMV AG	4,951	148,060
Raiffeisen Bank International AG	1,327	38,779
Telekom Austria AG (a)	10,143	102,328
Verbund AG (a)	1,783	51,543
Vienna Insurance Group AG Wiener Versicherung Gruppe (a)	1,186	45,041
Voestalpine AG (a)	3,155	91,445

(Cost $742,673)		691,233
Belgium 0.9%
Ageas	64,852	111,558
Anheuser-Busch InBev NV	23,612	1,252,225
Bekaert NV (a)	1,077	43,977
Belgacom SA	4,332	130,572
Colruyt SA (a)	2,145	89,046
Delhaize Group SA	2,997	174,987
Dexia SA* (a)	16,764	31,809
Groupe Bruxelles Lambert SA	2,362	166,218
KBC GROEP NV (a)	4,700	108,177
Mobistar SA	788	44,999
Solvay SA	1,671	157,193
UCB SA	2,963	126,171
Umicore SA (a)	3,196	115,861

(Cost $3,076,401)		2,552,793
Channel Islands 0.2%
Randgold Resources Ltd.	2,667	259,555
Resolution Ltd.	40,896	156,972

(Cost $393,171)		416,527
Cyprus 0.0%
Bank of Cyprus Public Co., Ltd. (Cost $144,318)	24,273	37,749
Denmark 1.0%
A P Moller-Maersk AS "A" (a)	16	89,791
A P Moller-Maersk AS "B" (a)	38	223,674
Carlsberg AS "B"	3,041	180,380
Coloplast AS "B" (a)	706	101,896
Danske Bank AS*	19,388	271,749
DSV AS	5,793	104,419
Novo Nordisk AS "B"	12,453	1,237,978
Novozymes AS "B" (a)	1,275	181,378
Pandora AS	1,684	11,219
TDC AS	10,254	83,662
Tryg AS	765	40,205
Vestas Wind Systems AS*	5,936	96,254
William Demant Holding AS* (a)	765	57,413

(Cost $1,383,733)		2,680,018
Finland 0.9%
Elisa Oyj	3,752	76,618
Fortum Oyj	13,398	314,642
Kesko Oyj "B" (a)	1,892	58,147
Kone Oyj "B" (a)	4,403	208,917
Metso Corp. (a)	3,777	110,052
Neste Oil Oyj	3,566	30,855
Nokia Oyj (a)	109,905	622,548
Nokian Renkaat Oyj	3,113	92,811
Orion Oyj "B"	2,903	58,437
Outokumpu Oyj (a)	4,255	27,882
Pohjola Bank PLC	4,517	47,473
Rautaruukki Oyj	2,751	27,594
Sampo Oyj "A"	11,964	299,648
Sanoma Oyj (a)	2,631	30,925
Stora Enso Oyj "R"	15,926	92,995
UPM-Kymmene Oyj	14,681	165,261
Wartsila Oyj (a)	4,663	110,731

(Cost $2,567,042)		2,375,536
France 8.5%
Accor SA	4,509	120,016
Aeroports de Paris	952	71,506
Air France-KLM*	3,738	27,341
Air Liquide SA	8,349	976,305
Alcatel-Lucent* (a)	67,546	193,129
Alstom SA	5,851	193,555
Arkema	1,584	91,989
AtoS	1,327	57,390
AXA SA (a)	51,398	667,357
BNP Paribas SA	28,161	1,114,679
Bouygues SA (a)	7,256	240,119
Bureau Veritas SA	1,564	112,478
Cap Gemini	4,147	138,199
Carrefour SA	17,168	390,557
Casino Guichard-Perrachon SA (a)	1,653	128,767
Christian Dior SA	1,641	183,580
CNP Assurances (a)	4,222	62,343
Compagnie de Saint-Gobain	11,837	452,110
Compagnie Generale de Geophysique-Veritas*	4,071	71,485
Compagnie Generale des Etablissements Michelin "B" (a)	5,201	310,596
Credit Agricole SA	28,429	195,428
DANONE SA	17,077	1,050,939
Dassault Systemes SA	1,676	118,342
Edenred (a)	4,856	115,452
Eiffage SA	1,078	33,236
Electricite de France	6,743	195,937
Eramet	158	21,844
Essilor International SA (a)	5,751	414,456
Eurazeo	994	41,771
Eutelsat Communications	2,792	112,153
Fonciere des Regions (REIT)	796	55,528
France Telecom SA	54,352	891,251
GDF Suez	36,386	1,086,971
Gecina SA (REIT)	642	56,226
Groupe Eurotunnel SA (Registered)	14,337	121,301
Icade (REIT)	658	51,382
Iliad SA (a)	531	59,423
Imerys SA	907	45,502
JC Decaux SA*	2,083	51,669
Klepierre (REIT)	2,892	81,107
L'Oreal SA	7,029	687,799
Lafarge SA (a)	6,132	211,102
Lagardere SCA	3,548	87,044
Legrand SA (a)	5,554	173,146
LVMH Moet Hennessy Louis Vuitton SA	7,463	989,644
Metropole Television SA	1,448	23,549
Natixis	28,400	89,893
Neopost SA (a)	1,048	77,016
Pernod Ricard SA (a)	5,832	457,277
PPR	2,265	292,187
PSA Peugeot Citroen SA (a)	4,300	91,488
Publicis Groupe	3,421	143,226
Renault SA	5,536	183,490
Safran SA	4,964	152,492
Sanofi	32,643	2,143,309
Schneider Electric SA (a)	14,440	777,428
SCOR SE	4,991	107,599
Societe BIC SA	873	74,280
Societe Generale	18,720	490,492
Societe Television Francaise 1	3,335	41,438
Sodexo	2,680	176,595
Suez Environnement Co.	7,904	110,163
Technip SA	2,899	232,001
Thales SA	2,768	86,498
Total SA	61,854	2,727,184
Unibail-Rodamco SE (REIT)	2,722	485,120
Vallourec SA	3,268	187,310
Veolia Environnement	10,590	154,662
Vinci SA (a)	13,219	567,618
Vivendi	36,288	740,914
Wendel	1,096	68,715

(Cost $23,155,963)		23,234,098
Germany 7.2%
Adidas AG	6,034	364,069
Allianz SE (Registered)	13,341	1,255,398
Axel Springer AG	1,095	36,869
BASF SE	26,971	1,636,466
Bayer AG	24,281	1,334,386
Bayerische Motoren Werke (BMW) AG	9,733	644,911
Beiersdorf AG	2,843	152,250
Brenntag AG	936	81,390
Celesio AG (a)	2,394	31,601
Commerzbank AG*	103,033	259,371
Continental AG* (a)	2,258	129,758
Daimler AG (Registered)	26,547	1,175,881
Deutsche Bank AG (Registered) (b)	27,362	953,347
Deutsche Boerse AG*	5,642	283,318
Deutsche Lufthansa AG (Registered)	6,913	89,178
Deutsche Post AG (Registered)	24,456	312,565
Deutsche Telekom AG (Registered)	82,364	968,869
E.ON AG	52,936	1,154,478
Fraport AG	960	56,022
Fresenius Medical Care AG & Co. KGaA (a)	6,145	416,318
Fresenius SE & Co. KGaA	3,253	288,702
GEA Group AG	5,079	118,673
Hannover Rueckversicherung AG (Registered)	1,717	77,686
HeidelbergCement AG	4,146	149,844
Henkel AG & Co. KGaA	3,695	161,682
Hochtief AG	1,218	75,697
Infineon Technologies AG (a)	31,651	233,092
K+S AG (Registered)	5,121	269,253
Kabel Deutschland Holding AG*	2,631	141,823
Lanxess AG (a)	2,345	112,723
Linde AG	4,982	664,462
MAN SE	3,715	380,037
Merck KGaA	1,826	149,413
Metro AG (a)	3,816	160,556
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	5,425	672,456
RWE AG (a)	12,423	457,449
Salzgitter AG	1,000	47,977
SAP AG	26,974	1,375,006
Siemens AG (Registered)	24,138	2,180,679
Suedzucker AG	2,167	61,488
ThyssenKrupp AG	11,367	279,002
TUI AG* (a)	4,516	23,103
United Internet AG (Registered)	3,420	57,712
Volkswagen AG	866	107,325
Wacker Chemie AG (a)	471	41,835

(Cost $16,909,907)		19,624,120
Greece 0.1%
Alpha Bank AE*	15,212	27,019
Coca-Cola Hellenic Bottling Co. SA*	5,334	94,354
EFG Eurobank Ergasias*	9,104	11,309
Hellenic Telecommunications Organization SA	7,725	33,018
National Bank of Greece SA*	27,415	100,236
OPAP SA	6,608	67,047
Public Power Corp. SA	3,201	25,607

(Cost $1,038,964)		358,590
Hong Kong 2.7%
AIA Group Ltd.	246,487	700,781
ASM Pacific Technology Ltd. (a)	5,200	50,803
Bank of East Asia Ltd. (a)	43,174	130,448
BOC Hong Kong (Holdings) Ltd.	105,321	221,473
Cathay Pacific Airways Ltd.	34,000	55,086
Cheung Kong (Holdings) Ltd.	41,000	438,913
Cheung Kong Infrastructure Holdings Ltd.	12,000	70,034
CLP Holdings Ltd.	57,274	512,672
Esprit Holdings Ltd.	33,419	40,758
Foxconn International Holdings Ltd.* (a)	66,000	33,426
Galaxy Entertainment Group Ltd.* (a)	35,497	49,868
Genting Singapore PLC* (a)	175,995	204,526
Hang Lung Group Ltd. (a)	25,000	127,127
Hang Lung Properties Ltd.	72,000	212,861
Hang Seng Bank Ltd. (a)	21,900	256,625
Henderson Land Development Co., Ltd.	27,882	123,864
Hong Kong & China Gas Co., Ltd. (a)	137,462	310,545
Hong Kong Exchanges & Clearing Ltd. (a)	30,200	433,351
Hopewell Holdings Ltd.	18,500	52,595
Hutchison Whampoa Ltd. (a)	63,100	467,109
Hysan Development Co., Ltd.	17,694	52,436
Kerry Properties Ltd.	19,932	62,684
Li & Fung Ltd. (a)	162,240	267,574
Lifestyle International Holdings Ltd. (a)	16,000	39,942
Link (REIT)	67,535	212,981
MTR Corp., Ltd.	42,908	128,688
New World Development Co., Ltd. (a)	66,007	62,086
Noble Group Ltd. (a)	108,891	108,761
NWS Holdings Ltd.	42,626	56,679
Orient Overseas International Ltd. (a)	6,400	25,615
PCCW Ltd.	122,000	45,130
Power Assets Holdings Ltd.	41,500	317,559
Sands China Ltd.* (a)	69,619	160,123
Shangri-La Asia Ltd. (a)	39,540	74,399
Sino Land Co., Ltd. (a)	75,144	99,969
SJM Holdings Ltd. (a)	47,337	82,398
Sun Hung Kai Properties Ltd.	41,297	467,896
Swire Pacific Ltd. "A"	21,000	216,973
Wharf Holdings Ltd.	45,750	222,966
Wheelock & Co., Ltd.	27,000	78,930
Wing Hang Bank Ltd.	5,062	41,036
Wynn Macau Ltd. (a)	44,781	102,905
Yue Yuen Industrial (Holdings) Ltd. (a)	20,500	52,521

(Cost $5,737,321)		7,473,116
Ireland 0.4%
CRH PLC (c)	2,591	40,431
CRH PLC (c)	18,457	284,676
Elan Corp. PLC*	14,066	148,982
Experian PLC	28,495	320,575
James Hardie Industries SE (CDI)* (a)	13,878	75,698
Kerry Group PLC "A"	4,010	140,717
Ryanair Holdings PLC*	10,294	45,615

(Cost $887,335)		1,056,694
Israel 0.7%
Bank Hapoalim BM	29,911	103,842
Bank Leumi Le-Israel	33,789	104,466
Bezeq Israeli Telecommunication Corp., Ltd.	46,703	87,556
Cellcom Israel Ltd.	1,574	32,145
Delek Group Ltd.	128	19,550
Elbit Systems Ltd.	724	28,249
Israel Chemicals Ltd.	12,805	146,082
Israel Discount Bank "A"*	17,880	26,203
Makhteshim-Agan Industries Ltd.*	7,588	41,499
Mizrahi Tefahot Bank Ltd.	3,902	32,151
NICE Systems Ltd.*	1,616	48,314
Partner Communications Co., Ltd.	2,732	26,048
Teva Pharmaceutical Industries Ltd.	27,419	1,015,231
The Israel Corp., Ltd.	65	42,023

(Cost $2,351,255)		1,753,359
Italy 2.2%
A2A SpA	34,674	43,130
Assicurazioni Generali SpA (a)	34,730	548,613
Atlantia SpA	9,064	129,995
Autogrill SpA	4,015	40,352
Banca Carige SpA	15,127	29,309
Banca Monte dei Paschi di Siena SpA	119,937	66,738
Banco Popolare Societa Cooperativa	46,584	76,719
Enel Green Power SpA	53,155	121,061
Enel SpA	194,395	860,074
Eni SpA	70,422	1,237,345
EXOR SpA	1,703	33,230
Fiat Industrial SpA*	22,318	166,411
Fiat SpA	22,318	120,618
Finmeccanica SpA	11,877	81,981
Intesa Sanpaolo (a)	299,343	467,727
Intesa Sanpaolo (RSP)	23,028	29,504
Luxottica Group SpA	3,217	81,498
Mediaset SpA	20,558	64,544
Mediobanca SpA	16,369	128,918
Parmalat SpA	9,928	20,914
Pirelli & C. SpA	7,684	54,528
Prysmian SpA	5,795	76,009
Saipem SpA	7,954	278,890
Snam Rete Gas SpA	46,028	212,471
Telecom Italia SpA	270,850	294,103
Telecom Italia SpA (RSP)	170,420	165,568
Terna - Rete Elettrica Nationale SpA	34,201	126,866
UBI Banca - Unione di Banche Italiane ScpA	22,537	83,216
UniCredit SpA	399,869	425,530

(Cost $8,286,034)		6,065,862
Japan 22.6%
ABC-Mart, Inc.	700	26,878
Advantest Corp. (a)	4,100	44,208
AEON Co., Ltd. (a)	17,700	238,927
Aeon Credit Service Co., Ltd. (a)	2,730	41,875
AEON Mall Co., Ltd.	2,400	54,568
Air Water, Inc.	4,553	56,189
Aisin Seiki Co., Ltd.	5,500	182,726
Ajinomoto Co., Inc.	19,000	224,702
Alfresa Holdings Corp.	1,200	50,218
All Nippon Airways Co., Ltd.	26,000	81,255
Amada Co., Ltd.	11,000	71,666
Aozora Bank Ltd. (a)	17,000	38,967
Asahi Breweries Ltd.	10,800	228,707
Asahi Glass Co., Ltd.	30,000	292,497
Asahi Kasei Corp.	37,000	222,068
ASICS Corp.	4,000	54,245
Astellas Pharma, Inc.	12,900	486,657
Benesse Holdings, Inc.	1,900	83,704
Bridgestone Corp.	19,100	433,081
Brother Industries Ltd.	7,200	84,390
Canon, Inc.	33,200	1,503,032
Casio Computer Co., Ltd.	7,700	48,750
Central Japan Railway Co.	44	383,375
Chiyoda Corp. (a)	5,065	49,447
Chubu Electric Power Co., Inc.	19,500	366,682
Chugai Pharmaceutical Co., Ltd.	6,400	108,452
Chugoku Electric Power Co., Inc. (a)	9,000	158,596
Citizen Holdings Co., Ltd.	7,700	38,374
Coca-Cola West Co., Ltd.	1,800	34,477
Cosmo Oil Co., Ltd.	19,000	47,118
Credit Saison Co., Ltd.	4,200	80,826
Dai Nippon Printing Co., Ltd. (a)	16,000	165,471
Dai-ichi Life Insurance Co., Ltd.	266	274,818
Daicel Chemical Industries Ltd.	9,000	51,151
Daido Steel Co., Ltd. (a)	8,000	47,608
Daihatsu Motor Co., Ltd. (a)	6,000	108,463
Daiichi Sankyo Co., Ltd.	20,000	416,440
Daikin Industries Ltd.	6,700	191,662
Dainippon Sumitomo Pharma Co., Ltd.	5,200	57,223
Daito Trust Construction Co., Ltd.	2,100	192,559
Daiwa House Industry Co., Ltd.	14,000	180,182
Daiwa Securities Group, Inc. (a)	48,000	179,105
DeNA Co., Ltd.	2,700	112,955
Denki Kagaku Kogyo Kabushiki Kaisha	15,000	57,041
Denso Corp.	14,300	458,342
Dentsu, Inc. (a)	5,000	158,131
East Japan Railway Co.	9,839	597,420
Eisai Co., Ltd.	7,500	302,275
Electric Power Development Co., Ltd.	3,200	94,297
Elpida Memory, Inc.* (a)	7,300	45,696
FamilyMart Co., Ltd.	1,900	72,574
FANUC Corp.	5,600	771,001
Fast Retailing Co., Ltd.	1,500	268,596
Fuji Electric Co., Ltd.	16,000	41,308
Fuji Heavy Industries Ltd.	15,982	93,359
Fujifilm Holdings Corp.	13,500	313,340
Fujitsu Ltd.	55,000	259,098
Fukuoka Financial Group, Inc.	23,000	96,262
Gree, Inc. (a)	2,440	73,198
GS Yuasa Corp. (a)	11,000	51,352
Hakuhodo Dy Holdings, Inc.	760	44,090
Hamamatsu Photonics KK (a)	1,878	75,550
Hino Motors Ltd.	9,000	53,493
Hirose Electric Co., Ltd. (a)	1,000	92,929
Hisamitsu Pharmaceutical Co., Inc. (a)	1,900	91,242
Hitachi Chemical Co., Ltd.	3,400	55,861
Hitachi Construction Machinery Co., Ltd. (a)	3,000	50,125
Hitachi High-Technologies Corp.	2,200	44,025
Hitachi Ltd. (a)	133,000	661,506
Hitachi Metals Ltd. (a)	5,000	57,343
Hokkaido Electric Power Co., Inc.	4,800	70,668
Hokuhoku Financial Group, Inc.	34,000	74,090
Hokuriku Electric Power Co.	5,100	94,472
Honda Motor Co., Ltd.	47,800	1,401,495
Hoya Corp.	12,800	294,984
IBIDEN Co., Ltd.	3,700	77,710
Idemitsu Kosan Co., Ltd.	700	62,758
IHI Corp.	42,000	92,689
INPEX Corp.	63	388,232
Isetan Mitsukoshi Holdings Ltd.	10,920	110,202
Isuzu Motors Ltd.	36,000	154,139
Itochu Corp.	43,800	418,339
Itochu Techno-Solutions Corp. (a)	800	35,998
J. Front Retailing Co., Ltd.	14,000	66,510
Japan Petroleum Exploration Co., Ltd.	900	32,772
Japan Prime Realty Investment Corp. (REIT)	22	56,280
Japan Real Estate Investment Corp. (REIT)	13	126,813
Japan Retail Fund Investment Corp. (REIT)	45	72,440
Japan Steel Works Ltd.	8,000	47,688
Japan Tobacco, Inc.	133	620,509
JFE Holdings, Inc.	13,325	268,710
JGC Corp.	6,000	147,327
JS Group Corp.	7,548	211,423
JSR Corp.	5,100	87,666
JTEKT Corp.	6,200	74,044
Jupiter Telecommunications Co., Ltd.	49	52,684
JX Holdings, Inc.	64,700	363,136
Kajima Corp.	27,000	88,835
Kamigumi Co., Ltd. (a)	8,000	71,529
Kaneka Corp.	8,000	45,134
Kansai Electric Power Co., Inc.	21,500	369,714
Kansai Paint Co., Ltd.	7,000	67,026
Kao Corp.	15,600	433,938
Kawasaki Heavy Industries Ltd.	40,000	101,806
Kawasaki Kisen Kaisha Ltd. (a)	22,000	45,704
KDDI Corp.	86	590,655
Keikyu Corp. (a)	13,000	119,971
Keio Corp.	16,000	114,392
Keisei Electric Railway Co., Ltd.	9,000	61,070
Keyence Corp.	1,170	320,351
Kikkoman Corp.	5,000	57,076
Kinden Corp.	4,000	34,462
Kintetsu Corp. (a)	48,900	184,028
Kirin Holdings Co., Ltd. (a)	24,000	313,319
Kobe Steel Ltd. (a)	73,000	122,241
Koito Manufacturing Co., Ltd.	3,158	49,723
Komatsu Ltd.	28,000	604,637
Konami Corp.	3,000	100,726
Konica Minolta Holdings, Inc.	14,000	95,909
Kubota Corp.	33,000	263,677
Kuraray Co., Ltd.	10,500	143,145
Kurita Water Industries Ltd.	3,300	92,304
Kyocera Corp.	4,500	375,909
Kyowa Hakko Kirin Co., Ltd.	7,910	88,073
Kyushu Electric Power Co., Inc.	11,500	185,294
Lawson, Inc. (a)	1,600	90,433
Mabuchi Motor Co., Ltd. (a)	900	41,593
Makita Corp.	3,100	110,417
Marubeni Corp.	48,000	268,424
Marui Group Co., Ltd.	7,200	54,105
Maruichi Steel Tube Ltd.	1,300	30,620
Mazda Motor Corp.*	43,000	86,565
McDonald's Holdings Co. (Japan), Ltd.	2,200	58,469
Medipal Holdings Corp.	4,000	40,423
MEIJI Holdings Co., Ltd.	1,900	89,996
Minebea Co., Ltd.	10,000	33,560
Miraca Holdings, Inc. (a)	1,407	61,853
Mitsubishi Chemical Holdings Corp.	38,500	260,491
Mitsubishi Corp.	40,900	832,915
Mitsubishi Electric Corp.	56,000	495,959
Mitsubishi Estate Co., Ltd.	37,000	598,814
Mitsubishi Gas Chemical Co., Inc. (a)	11,000	67,626
Mitsubishi Heavy Industries Ltd.	91,000	382,674
Mitsubishi Logistics Corp.	4,000	43,057
Mitsubishi Materials Corp.	35,000	85,205
Mitsubishi Motors Corp.*	113,000	149,273
Mitsubishi Tanabe Pharma Corp.	6,300	116,788
Mitsubishi UFJ Financial Group, Inc.	373,600	1,679,171
Mitsubishi UFJ Lease & Finance Co., Ltd.	1,900	75,887
Mitsui & Co., Ltd.	50,600	732,386
Mitsui Chemicals, Inc. (a)	22,000	73,306
Mitsui Engineering & Shipbuilding Co., Ltd.	24,000	40,210
Mitsui Fudosan Co., Ltd.	24,000	379,853
Mitsui O.S.K Lines Ltd.	34,000	130,307
Mizuho Financial Group, Inc.	667,390	963,937
MS&AD Insurance Group Holdings, Inc.	16,800	364,119
Murata Manufacturing Co., Ltd.	6,000	323,723
Nabtesco Corp. (a)	2,425	45,948
Namco Bandai Holdings, Inc.	4,950	66,872
NEC Corp.* (a)	73,900	150,119
NGK Insulators Ltd.	7,000	105,419
NGK Spark Plug Co., Ltd.	5,000	67,692
NHK Spring Co., Ltd.	5,000	44,105
Nidec Corp. (a)	3,200	257,421
Nikon Corp.	10,300	242,026
Nintendo Co., Ltd. (a)	2,900	422,409
Nippon Building Fund, Inc. (REIT)	16	165,386
Nippon Electric Glass Co., Ltd.	11,000	99,661
Nippon Express Co., Ltd.	25,000	106,478
Nippon Meat Packers, Inc.	5,000	64,947
Nippon Paper Group, Inc.	3,200	85,082
Nippon Sheet Glass Co., Ltd. (a)	24,000	53,604
Nippon Steel Corp.	149,000	426,500
Nippon Telegraph & Telephone Corp.	13,838	665,064
Nippon Yusen Kabushiki Kaisha	46,000	124,182
Nishi-Nippon City Bank Ltd.	22,000	67,576
Nissan Motor Co., Ltd.	73,200	646,887
Nisshin Seifun Group, Inc.	6,000	78,280
Nisshin Steel Co., Ltd.	22,000	39,311
Nissin Foods Holdings Co., Ltd.	1,800	72,526
Nitori Holdings Co., Ltd.	1,100	110,671
Nitto Denko Corp.	5,000	196,966
NKSJ Holdings, Inc.	10,750	237,486
NOK Corp. (a)	3,300	59,339
Nomura Holdings, Inc.	104,800	381,882
Nomura Real Estate Holdings, Inc.	3,100	46,754
Nomura Real Estate Office Fund, Inc. (REIT)	9	54,847
Nomura Research Institute Ltd.	3,300	75,012
NSK Ltd.	14,000	102,759
NTN Corp. (a)	15,000	70,315
NTT Data Corp.	38	117,241
NTT DoCoMo, Inc.	445	811,190
NTT Urban Development Corp.	39	28,311
Obayashi Corp.	21,000	104,080
Odakyu Electric Railway Co., Ltd. (a)	18,000	171,039
OJI Paper Co., Ltd.	23,000	126,252
Olympus Corp. (a)	6,600	203,735
Omron Corp.	5,900	115,559
Ono Pharmaceutical Co., Ltd.	2,400	142,913
Oracle Corp.	1,000	35,174
Oriental Land Co., Ltd. (a)	1,400	149,395
ORIX Corp. (a)	3,140	244,700
Osaka Gas Co., Ltd.	54,000	224,463
Otsuka Corp.	500	34,425
Otsuka Holdings KK	7,222	197,508
Panasonic Corp.	65,314	631,271
Rakuten, Inc. (a)	207	241,728
Resona Holdings, Inc. (a)	52,900	250,465
Ricoh Co., Ltd.	19,000	158,954
Rinnai Corp. (a)	1,000	83,584
ROHM Co., Ltd.	2,700	140,330
Sankyo Co., Ltd.	1,700	91,711
Santen Pharmaceutical Co., Ltd.	2,000	83,585
SBI Holdings, Inc.	566	48,892
Secom Co., Ltd.	6,100	293,280
Sega Sammy Holdings, Inc.	6,000	140,138
Seiko Epson Corp. (a)	3,900	49,423
Sekisui Chemical Co., Ltd.	12,000	100,718
Sekisui House Ltd.	16,000	150,801
Seven & I Holdings Co., Ltd.	22,200	623,199
Seven Bank Ltd.	18	35,034
Sharp Corp.	29,000	243,485
Shikoku Electric Power Co., Inc. (a)	5,200	143,033
Shimadzu Corp.	7,000	58,960
Shimamura Co., Ltd.	700	73,364
Shimano, Inc.	2,100	111,053
Shimizu Corp. (a)	18,000	79,334
Shin-Etsu Chemical Co., Ltd. (a)	12,100	593,272
Shinsei Bank Ltd.	39,000	43,792
Shionogi & Co., Ltd.	8,600	127,280
Shiseido Co., Ltd.	10,100	195,613
Showa Denko KK	45,000	88,601
Showa Shell Sekiyu KK	6,200	44,175
SMC Corp.	1,600	233,641
SOFTBANK Corp. (a)	25,500	746,459
Sojitz Corp. (a)	35,100	64,136
Sony Corp.	29,700	569,982
Sony Financial Holdings, Inc.	5,400	81,663
Square Enix Holdings Co., Ltd.	2,100	37,739
Stanley Electric Co., Ltd.	4,600	69,482
Sumco Corp.*	3,800	35,510
Sumitomo Chemical Co., Ltd.	45,000	173,075
Sumitomo Corp.	32,700	404,316
Sumitomo Electric Industries Ltd.	21,700	253,914
Sumitomo Heavy Industries Ltd. (a)	16,000	82,051
Sumitomo Metal Industries Ltd.	94,000	194,660
Sumitomo Metal Mining Co., Ltd.	15,000	198,825
Sumitomo Mitsui Financial Group, Inc.	39,491	1,114,519
Sumitomo Mitsui Trust Holdings, Inc.	88,100	291,242
Sumitomo Realty & Development Co., Ltd.	10,000	192,157
Sumitomo Rubber Industries Ltd.	5,400	69,088
Suzuken Co., Ltd.	2,000	53,681
Suzuki Motor Corp.	9,400	206,778
Sysmex Corp. (a)	2,100	75,432
T&D Holdings, Inc.	17,500	164,708
Taisei Corp.	29,000	79,987
Taisho Pharmaceutical Co., Ltd. (a)	3,000	73,668
Taiyo Nippon Sanso Corp.	7,000	48,642
Takashimaya Co., Ltd.	8,000	58,195
Takeda Pharmaceutical Co., Ltd.	23,200	1,101,534
TDK Corp.	3,700	128,759
Teijin Ltd.	27,000	96,819
Terumo Corp.	4,800	249,654
The Bank of Kyoto Ltd. (a)	10,000	88,943
The Bank of Yokohama Ltd.	35,000	175,347
The Chiba Bank Ltd. (a)	23,000	159,159
The Chugoku Bank Ltd.	5,000	73,613
The Furukawa Electric Co., Ltd.	18,000	48,913
The Gunma Bank Ltd.	11,000	61,246
The Hachijuni Bank Ltd.	13,258	81,165
The Hiroshima Bank Ltd.	16,000	79,097
The Iyo Bank Ltd.	6,000	61,117
The Joyo Bank Ltd. (a)	18,000	83,665
The Shizuoka Bank Ltd.	18,000	188,343
The Suruga Bank Ltd. (a)	6,000	58,340
THK Co., Ltd.	3,800	63,397
Tobu Railway Co., Ltd.	28,000	131,931
Toho Co., Ltd.	3,600	62,872
Toho Gas Co., Ltd.	13,000	85,345
Tohoku Electric Power Co., Inc.	13,700	189,651
Tokio Marine Holdings, Inc.	21,300	539,924
Tokyo Electric Power Co., Inc.* (a)	41,700	127,948
Tokyo Electron Ltd.	4,900	221,965
Tokyo Gas Co., Ltd.	75,000	349,353
Tokyu Corp.	31,000	155,639
Tokyu Land Corp.	13,000	46,686
TonenGeneral Sekiyu KK	8,000	91,748
Toppan Printing Co., Ltd.	15,000	109,293
Toray Industries, Inc.	42,000	294,330
Toshiba Corp.	119,000	485,250
Tosoh Corp.	15,000	46,867
TOTO Ltd.	8,000	70,674
Toyo Seikan Kaisha Ltd.	4,100	62,094
Toyo Suisan Kaisha Ltd.	3,000	82,210
Toyoda Gosei Co., Ltd. (a)	2,100	39,740
Toyota Boshoku Corp.	2,200	31,475
Toyota Industries Corp.	5,200	151,247
Toyota Motor Corp.	80,800	2,762,103
Toyota Tsusho Corp.	6,100	104,229
Trend Micro, Inc.	2,800	87,398
Tsumura & Co.	2,000	63,736
Ube Industries Ltd.	29,000	96,153
Unicharm Corp. (a)	3,400	163,195
Ushio, Inc.	3,400	51,646
USS Co., Ltd.	640	54,439
West Japan Railway Co.	4,800	205,845
Yahoo! Japan Corp.	416	129,243
Yakult Honsha Co., Ltd. (a)	3,000	93,335
Yamada Denki Co., Ltd.	2,440	170,355
Yamaguchi Financial Group, Inc.	6,000	60,509
Yamaha Corp.	5,000	53,968
Yamaha Motor Co., Ltd.* (a)	8,400	110,013
Yamato Holdings Co., Ltd. (a)	11,400	207,483
Yamato Kogyo Co., Ltd. (a)	1,400	36,619
Yamazaki Baking Co., Ltd.	4,000	60,724
Yaskawa Electric Corp. (a)	7,000	52,802
Yokogawa Electric Corp.*	6,200	58,432

(Cost $55,944,020)		61,616,049
Luxembourg 0.4%
ArcelorMittal (a)	25,479	406,926
Millicom International Cellular SA (SDR) (a)	2,202	220,526
SES (FDR)	8,453	205,253
Tenaris SA (a)	13,374	169,895

(Cost $1,167,049)		1,002,600
Mauritius 0.0%
Essar Energy Ltd.* (a) (Cost $77,373)	9,197	35,650
Mexico 0.1%
Fresnillo PLC (Cost $59,410)	5,276	129,826
Netherlands 4.6%
Aegon NV*	49,433	199,289
Akzo Nobel NV	6,582	290,976
ASML Holding NV	12,413	431,329
Corio NV (REIT)	1,606	73,908
Delta Lloyd NV	2,714	42,867
European Aeronautic Defence & Space Co. NV (a)	11,781	330,522
Fugro NV (CVA)	2,044	103,497
Heineken Holding NV (a)	3,234	124,750
Heineken NV (a)	7,480	334,277
ING Groep NV (CVA)*	113,151	796,358
Koninklijke (Royal) KPN NV	45,207	595,129
Koninklijke Ahold NV (a)	34,610	406,951
Koninklijke Boskalis Westminster NV	2,287	70,358
Koninklijke DSM NV	4,325	188,035
Koninklijke Philips Electronics NV	29,172	522,199
Koninklijke Vopak NV (a)	2,096	100,417
PostNL NV	9,864	43,195
QIAGEN NV* (a)	7,045	97,290
Randstad Holding NV	3,330	106,226
Reed Elsevier NV (a)	19,253	210,537
Royal Dutch Shell PLC "A"	105,127	3,260,548
Royal Dutch Shell PLC "B"	78,836	2,448,630
SBM Offshore NV	4,591	79,613
TNT Express NV	10,661	73,559
Unilever NV (CVA)	47,570	1,506,733
Wolters Kluwer NV (a)	8,248	133,568

(Cost $11,034,360)		12,570,761
New Zealand 0.1%
Auckland International Airport Ltd.	26,754	46,477
Contact Energy Ltd.*	8,468	34,985
Fletcher Building Ltd.	19,694	114,429
Sky City Entertainment Group Ltd.	17,085	43,007
Telecom Corp. of New Zealand Ltd.	55,246	109,247

(Cost $216,824)		348,145
Norway 0.8%
Aker Solutions ASA	4,501	43,188
DnB NOR ASA	28,183	281,357
Gjensidige Forsikring ASA (a)	6,366	65,902
Norsk Hydro ASA	29,155	132,462
Orkla ASA	23,025	175,183
Renewable Energy Corp. ASA* (a)	16,104	14,122
Seadrill Ltd. (a)	9,517	263,556
Statoil ASA	32,885	702,648
Telenor ASA	22,269	343,293
Yara International ASA	5,418	206,619

(Cost $1,269,010)		2,228,330
Portugal 0.2%
Banco Comercial Portugues SA (Registered)*	89,021	23,095
Banco Espirito Santo SA (Registered)	14,369	38,048
CIMPOR - Cimentos de Portugal, SGPS, SA	5,927	39,713
EDP - Energias de Portugal SA	53,496	164,304
Galp Energia, SGPS, SA "B" (a)	6,887	125,504
Jeronimo Martins, SGPS, SA (a)	6,458	100,627
Portugal Telecom, SGPS, SA (Registered) (a)	19,055	138,945

(Cost $705,400)		630,236
Singapore 1.6%
Ascendas Real Estate Investment Trust (REIT) (a)	48,200	74,441
CapitaLand Ltd. (a)	71,125	132,591
CapitaMall Trust (REIT) (a)	52,870	73,417
CapitaMalls Asia Ltd. (a)	44,360	40,502
City Developments Ltd. (a)	15,000	108,886
ComfortDelGro Corp., Ltd.	61,000	60,646
Cosco Corp., (Singapore) Ltd. (a)	33,000	22,683
DBS Group Holdings Ltd.	51,056	457,705
Fraser & Neave Ltd.	25,488	111,563
Global Logistic Properties Ltd.*	51,000	63,989
Golden Agri-Resources Ltd.	191,373	87,892
Hutchison Port Holdings Trust (Units)	150,000	99,238
Jardine Cycle & Carriage Ltd.	3,604	114,407
Keppel Corp., Ltd. (a)	42,149	246,889
Keppel Land Ltd. (a)	22,749	44,446
Neptune Orient Lines Ltd. (a)	26,000	21,391
Olam International Ltd. (a)	38,898	66,317
Oversea-Chinese Banking Corp., Ltd.	72,173	444,140
SembCorp Industries Ltd.	27,449	70,832
SembCorp Marine Ltd.	23,600	57,728
Singapore Airlines Ltd. (a)	16,670	144,234
Singapore Exchange Ltd. (a)	26,000	130,436
Singapore Press Holdings Ltd. (a)	43,758	125,058
Singapore Technologies Engineering Ltd.	47,000	99,627
Singapore Telecommunications Ltd.	234,301	565,697
StarHub Ltd. (a)	20,000	43,519
United Overseas Bank Ltd.	36,822	473,957
UOL Group Ltd.	12,544	39,513
Wilmar International Ltd. (a)	55,000	218,169
Yangzijiang Shipbuilding Holdings Ltd.	54,569	36,372

(Cost $2,876,914)		4,276,285
Spain 3.4%
Abertis Infraestructuras SA (a)	11,530	177,173
Acciona SA	796	67,194
Acerinox SA (a)	3,075	34,578
ACS, Actividades de Construccion y Servicios SA	4,073	143,713
Amadeus IT Holding SA "A"	8,650	138,856
Banco Bilbao Vizcaya Argentaria SA (a)	125,534	1,022,863
Banco de Sabadell SA (a)	31,857	114,101
Banco Popular Espanol SA (a)	26,892	123,826
Banco Santander SA	247,515	2,023,445
Bankia SA* (a)	24,769	121,071
Bankinter SA	4,874	26,549
CaixaBank	24,122	106,379
Distribuidora Internacional de Alimentacion SA*	16,374	64,481
EDP Renovaveis SA*	7,120	38,857
Enagas SA	5,106	94,030
Ferrovial SA (a)	10,786	123,211
Fomento de Construcciones y Contratas SA (a)	1,296	32,028
Gas Natural SDG SA	9,174	156,369
Grifols SA* (a)	4,444	83,129
Iberdrola SA	116,630	789,289
Indra Sistemas SA (a)	3,035	43,692
Industria de Diseno Textil SA (a)	6,423	550,051
Mapfre SA (a)	22,020	68,020
Mediaset Espana Comunicacion SA	4,240	24,074
Red Electrica Corporacion SA	3,027	138,135
Repsol YPF SA (a)	23,417	616,989
Telefonica SA (a)	120,415	2,308,512
Zardoya Otis SA	3,883	49,517

(Cost $8,364,458)		9,280,132
Sweden 2.7%
Alfa Laval AB (a)	9,570	150,245
Assa Abloy AB "B" (a)	8,900	183,222
Atlas Copco AB "A" (a)	19,756	348,982
Atlas Copco AB "B"	11,234	176,237
Boliden AB	7,672	79,142
Electrolux AB "B" (a)	6,720	98,510
Getinge AB "B"	5,690	124,035
Hennes & Mauritz AB "B" (a)	29,968	895,178
Hexagon AB "B"	7,240	94,231
Holmen AB "B"	1,734	43,031
Husqvarna AB "B"	12,152	49,059
Industrivarden AB "C"	2,946	30,795
Investor AB "B" (a)	13,018	228,502
Kinnevik Investment AB "B"	5,715	105,899
Modern Times Group "B" (a)	1,341	53,540
Nordea Bank AB	77,188	623,699
Ratos AB "B"	5,327	61,260
Sandvik AB (a)	29,698	341,146
Scania AB "B" (a)	9,032	128,770
Securitas AB "B" (a)	8,322	60,662
Skandinaviska Enskilda Banken AB "A"	41,715	224,284
Skanska AB "B"	11,351	156,908
SKF AB "B"	11,126	209,681
SSAB AB "A"	3,988	29,513
Svenska Cellulosa AB "B" (a)	16,182	196,748
Svenska Handelsbanken AB "A"	13,934	354,233
Swedbank AB "A"	24,503	270,008
Swedish Match AB (a)	6,363	210,546
Tele2 AB "B" (a)	9,406	171,997
Telefonaktiebolaget LM Ericsson "B" (a)	88,674	849,640
TeliaSonera AB (a)	62,674	413,556
Volvo AB "B"	40,568	396,623

(Cost $4,460,204)		7,359,882
Switzerland 8.9%
ABB Ltd. (Registered)* (a)	64,576	1,102,810
Actelion Ltd. (Registered)*	3,012	100,204
Adecco SA (Registered)* (a)	4,109	161,125
Aryzta AG (a)	2,344	101,531
Baloise Holding AG (Registered)	1,422	103,922
Compagnie Financiere Richemont SA "A"	15,436	685,215
Credit Suisse Group AG (Registered)*	33,363	865,742
GAM Holding Ltd.* (a)	6,250	78,113
Geberit AG (Registered)* (a)	1,088	200,013
Givaudan SA (Registered)*	246	192,181
Glencore International PLC (a)	23,428	145,002
Holcim Ltd. (Registered)* (a)	7,106	375,674
Julius Baer Group Ltd.*	5,841	194,649
Kuehne & Nagel International AG (Registered) (a)	1,591	177,965
Lindt & Spruengli AG	28	81,496
Lindt & Spruengli AG (Registered)	3	103,647
Lonza Group AG (Registered)*	1,382	82,955
Nestle SA (Registered) (a)	101,332	5,570,253
Novartis AG (Registered) (a)	68,335	3,813,746
Pargesa Holding SA (Bearer)	654	44,700
Roche Holding AG (Genusschein) (a)	20,543	3,304,993
Schindler Holding AG	1,337	143,155
Schindler Holding AG (Registered)	569	62,044
SGS SA (Registered)	155	235,069
Sika AG (Bearer) (a)	58	102,542
Sonova Holding AG (Registered)*	1,409	127,146
STMicroelectronics NV (a)	18,682	122,069
Straumann Holding AG (Registered)	254	39,712
Sulzer AG (Registered)	657	67,259
Swatch Group AG (Bearer)	920	301,500
Swatch Group AG (Registered)	1,182	70,639
Swiss Life Holding AG (Registered)* (a)	981	107,227
Swiss Re Ltd.*	10,345	481,477
Swisscom AG (Registered)	670	272,240
Syngenta AG (Registered)* (a)	2,792	723,294
Synthes, Inc. 144A, REG S	1,857	300,258
Transocean Ltd.	9,178	441,521
UBS AG (Registered)*	106,545	1,212,830
Wolseley PLC	8,643	215,152
Xstrata PLC	61,211	767,674
Zurich Financial Services AG*	4,301	890,419

(Cost $16,099,704)		24,169,163
United Kingdom 19.0%
3i Group PLC	28,276	82,254
Admiral Group PLC	5,838	114,458
Aggreko PLC	7,505	189,539
AMEC PLC	9,200	115,715
Anglo American PLC	38,827	1,338,973
Antofagasta PLC	11,177	158,697
ARM Holdings PLC	39,889	341,408
Associated British Foods PLC	10,698	183,481
AstraZeneca PLC	40,350	1,786,564
Autonomy Corp. PLC*	6,503	257,586
Aviva PLC	84,772	400,560
Babcock International Group PLC	10,262	104,311
BAE Systems PLC	101,130	416,929
Balfour Beatty PLC	19,458	76,874
Barclays PLC	340,884	836,811
BG Group PLC	99,248	1,889,910
BHP Billiton PLC	62,564	1,657,819
BP PLC	549,992	3,298,800
British American Tobacco PLC	58,144	2,464,430
British Land Co. PLC (REIT)	23,930	176,721
British Sky Broadcasting Group PLC	34,295	352,096
BT Group PLC	229,691	615,715
Bunzl PLC	9,488	112,693
Burberry Group PLC	12,867	232,912
Cairn Energy PLC*	40,505	175,544
Capita Group PLC	17,286	188,935
Capital Shopping Centers Group PLC (REIT)	15,635	79,429
Carnival PLC	5,105	157,968
Centrica PLC	151,678	697,254
Cobham PLC	34,762	94,290
Compass Group PLC	54,423	440,090
Diageo PLC	73,531	1,398,984
Eurasian Natural Resources Corp.	7,360	65,548
G4S PLC	39,038	161,860
GKN PLC	45,419	122,790
GlaxoSmithKline PLC	150,882	3,115,182
Hammerson PLC (REIT)	19,331	112,828
HSBC Holdings PLC	520,914	3,970,064
ICAP PLC	16,979	107,925
Imperial Tobacco Group PLC	29,942	1,011,157
Inmarsat PLC	12,994	98,726
InterContinental Hotels Group PLC	8,316	134,999
International Consolidated Airlines Group SA* (a)	26,666	62,785
International Power PLC	43,867	207,806
Intertek Group PLC	4,606	132,061
Invensys PLC	24,215	84,155
Investec PLC	14,294	77,088
ITV PLC*	104,736	96,098
J Sainsbury PLC	35,916	152,584
Johnson Matthey PLC	6,321	154,721
Kazakhmys PLC	5,872	71,904
Kingfisher PLC	66,981	256,750
Land Securities Group PLC (REIT)	21,926	218,394
Legal & General Group PLC	168,029	251,475
Lloyds Banking Group PLC*	1,205,918	639,450
London Stock Exchange Group PLC	4,127	51,785
Lonmin PLC	4,607	74,936
Man Group PLC	52,604	136,046
Marks & Spencer Group PLC (a)	45,810	222,700
National Grid PLC	103,472	1,025,933
Next PLC	5,005	195,908
Old Mutual PLC	159,631	258,096
Pearson PLC	23,929	421,184
Petrofac Ltd.	7,679	142,069
Prudential PLC (a)	74,846	640,621
Reckitt Benckiser Group PLC	18,145	917,355
Reed Elsevier PLC	34,367	261,813
Rexam PLC	26,005	124,711
Rio Tinto PLC	41,703	1,841,809
Rolls-Royce Holdings PLC*	55,388	507,840
Royal Bank of Scotland Group PLC*	512,984	183,648
RSA Insurance Group PLC	97,108	166,567
SABMiller PLC	27,967	908,984
Schroders PLC	3,304	65,555
Scottish & Southern Energy PLC	27,526	550,489
Segro PLC (REIT)	20,645	70,488
Serco Group PLC (a)	14,165	112,233
Severn Trent PLC	6,759	161,743
Shire PLC	16,186	504,709
Smith & Nephew PLC	27,134	243,951
Smiths Group PLC	11,160	171,937
Standard Chartered PLC	69,595	1,389,074
Standard Life PLC	65,918	204,148
Subsea 7 SA* (a)	8,097	153,938
Tesco PLC	235,508	1,377,593
The Sage Group PLC	37,471	148,569
The Weir Group PLC	6,400	153,345
Tui Travel PLC	12,902	29,731
Tullow Oil PLC	26,136	530,265
Unilever PLC	37,643	1,179,196
United Utilities Group PLC	20,113	194,800
Vedanta Resources PLC	3,428	58,374
Vodafone Group PLC	1,499,143	3,871,306
Whitbread PLC	5,317	130,276
William Morrison Supermarkets PLC	63,511	286,385
WPP PLC	37,263	343,645

(Cost $46,011,383)		51,757,855

Total Common Stocks (Cost $228,741,958)		266,004,537
Preferred Stocks 0.4%
Germany
Bayerische Motoren Werke (BMW) AG	1,454	67,793
Henkel AG & Co. KGaA (a)	5,168	274,606
Porsche Automobil Holding SE	4,538	217,235
ProSiebenSat.1 Media AG	2,027	35,488
RWE AG	1,086	37,259
Volkswagen AG	4,249	562,142

Total Preferred Stocks (Cost $772,878)		1,194,523
Rights 0.0%
Spain
Banco Bilbao Vizcaya Argentaria SA, Expiration Date 10/20/2011* (a)	125,534	18,500
CaixaBank, Expiration Date 10/13/11*	24,122	1,971

Total Rights (Cost $19,015)		20,471
Exchange-Traded Fund 0.1%
iShares MSCI EAFE Index Fund (Cost $369,090)	6,000	286,500
Securities Lending Collateral 18.2%
Daily Assets Fund Institutional, 0.17% (d) (e) (Cost $49,468,638)	49,468,638	49,468,638
Cash Equivalents 0.6%
Central Cash Management Fund, 0.1% (d) (Cost $1,741,746)	1,741,746	1,741,746

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $281,113,325) †	117.0	318,716,415
Other Assets and Liabilities, Net	(17.0)	(46,326,598)

Net Assets	100.0	272,389,817

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.
†
The cost for federal income tax purposes was $290,046,374.  At September 30, 2011, net unrealized appreciation for all securities based on tax cost was $28,670,041.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $77,321,407 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $48,651,366.

(a) All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2011 amounted to $45,499,689, which is 16.7% of net assets.
(b) Affiliated Issuer. This security is owned in proportion with its representation in the index.
(c) Securities with the same description are the same corporate entity but trade on different stock exchanges.
(d) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CDI: Chess Depositary Interest
CVA: Certificaten Van Aandelen
EAFE: Europe, Australasia and Far East
FDR: Fiduciary Depositary Receipt
MSCI: Morgan Stanley Capital International
PPS: Price Protected Shares
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust
RSP: Risparmio (Convertible Savings Shares)
SDR: Swedish Depositary Receipt
At September 30, 2011, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

ASX SPI 200 Index	AUD	12/15/2011	5	483,850	(6,096)
Euro Stoxx 50 Index	EUR	12/16/2011	57	1,646,445	72,562
FTSE 100 Index	GBP	12/16/2011	17	1,349,482	(13,395)
Hang Seng Index	HKD	10/28/2011	2	223,695	(5,265)
Nikkei 225 Index	JPY	12/8/2011	20	1,124,724	6,328
Total net unrealized appreciation					54,134

At September 30, 2011, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

USD	50,000	HKD	389,710	12/21/2011	91	UBS AG
EUR	146,129	USD	200,000	12/21/2011	4,289	Citigroup, Inc.
GBP	94,993	USD	150,000	12/21/2011	1,986	UBS AG
JPY	29,013,000	USD	380,000	12/21/2011	3,376	UBS AG
SGD	135,068	USD	109,000	12/21/2011	5,705	Morgan Stanley
Total unrealized appreciation					15,447

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

USD	201,000	CHF	176,114	12/21/2011	(6,358)	Citigroup, Inc.
USD	135,000	EUR	99,306	12/21/2011	(1,999)	UBS AG
USD	110,000	GBP	70,325	12/21/2011	(423)	UBS AG
USD	905,000	JPY	69,316,303	12/21/2011	(5,191)	Citigroup, Inc.
USD	20,000	SEK	133,429	12/21/2011	(631)	Citigroup, Inc.
USD	35,000	AUD	34,327	12/21/2011	(1,782)	UBS AG
USD	763,000	EUR	556,875	12/21/2011	(16,927)	Citigroup, Inc.
USD	558,000	GBP	354,594	12/21/2011	(5,046)	Citigroup, Inc.
Total unrealized depreciation					(38,357)

Currency Abbreviations

AUD	Australian Dollar	JPY	Japanese Yen
CHF	Swiss Franc	SEK	Swedish Krona
EUR	Euro	SGD	Singapore Dollar
GBP	British Pound	USD	United States Dollar
HKD	Hong Kong Dollar

At September 30, 2011 the DWS EAFE Equity Index Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks, Preferred Stocks & Rights
Financials	58,778,572	22.0%
Industrials	32,913,119	12.3%
Consumer Staples	30,669,733	11.5%
Consumer Discretionary	27,108,162	10.1%
Materials	26,683,379	10.0%
Health Care	26,141,521	9.8%
Energy	21,804,154	8.2%
Telecommunication Services	16,744,711	6.3%
Information Technology	13,204,602	4.9%
Utilities	13,171,578	4.9%
Total	267,219,531	100.0%

Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stock and/or Other Equity Investments(f)
Australia	$—	$22,279,928	$0	$22,279,928
Austria	—	691,233	—	691,233
Belgium	—	2,552,793	—	2,552,793
Channel Islands	—	416,527	—	416,527
Cyprus	—	37,749	—	37,749
Denmark	—	2,680,018	—	2,680,018
Finland	—	2,375,536	—	2,375,536
France	—	23,234,098	—	23,234,098
Germany	—	20,818,643	—	20,818,643
Greece	—	358,590	—	358,590
Hong Kong	—	7,473,116	—	7,473,116
Ireland	—	1,056,694	—	1,056,694
Israel	—	1,753,359	—	1,753,359
Italy	—	6,065,862	—	6,065,862
Japan	—	61,616,049	—	61,616,049
Luxembourg	—	1,002,600	—	1,002,600
Mauritius	—	35,650	—	35,650
Mexico	—	129,826	—	129,826
Netherlands	—	12,570,761	—	12,570,761
New Zealand	—	348,145	—	348,145
Norway	—	2,228,330	—	2,228,330
Portugal	—	630,236	—	630,236
Singapore	—	4,276,285	—	4,276,285
Spain	—	9,300,603	—	9,300,603
Sweden	—	7,359,882	—	7,359,882
Switzerland	—	24,169,163	—	24,169,163
United Kingdom	—	51,757,855	—	51,757,855
Exchange-Traded Fund	286,500	—	—	286,500
Short-Term Investments(f)	51,210,384	—	—	51,210,384
Derivatives(g)	78,890	15,447	—	94,337
Total	$51,575,774	$267,234,978	$0	$318,810,752
Liabilities
Derivatives(g)	$(24,756)	$(38,357)	$—	$(63,113)
Total	$(24,756)	$(38,357)	$—	$(63,113)

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended September 30, 2011.
(f)	See Investment Portfolio for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on futures contracts and forward foreign currency exchange contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

	Common Stocks and/or Other Equity Investments
	Australia	United Kingdom	Total
Balance as of December 31, 2010	$0	$5,683	$5,683
Realized gains (loss)	—	6	6
Change in unrealized appreciation (depreciation)	0	91	91
Amortization premium/discount	—	—	—
Purchases	—	—	—
(Sales)	—	(5,780)	(5,780)
Transfers into Level 3	—	—	—
Transfers (out) of Level 3	—	—	—
Balance as of September 30, 2011	$0	$—	$0
Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2011	$0	$—	$0
Transfers between price levels are recognized at the beginning of the reporting period.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2011 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Forward Currency Contracts
Equity Contracts	$54,134	$—
Foreign Exchange Contracts	$—	$(22,910)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS EAFE Equity Index Fund, a series of DWS Institutional Funds

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	November 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	November 22, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 22, 2011